Dividends (Details) $ / shares in Units, ¥ in Millions, $ in Millions				12 Months Ended
	May 15, 2025 $ / shares	May 14, 2024 $ / shares	Nov. 16, 2023 $ / shares	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Dividends Payable [Line Items]
Payments of dividends				¥ 29,077	$ 4,007	¥ 17,946	¥ 0
2023 Annual Dividend
Dividends Payable [Line Items]
Dividend declared			Nov. 16, 2023
2024 Annual Dividend
Dividends Payable [Line Items]
Dividend declared		May 14, 2024
2025 Annual Dividend
Dividends Payable [Line Items]
Dividend declared	May 15, 2025
Ordinary Shares
Dividends Payable [Line Items]
Annual Dividend per share	$ 0.13125	$ 0.125	$ 0.125
Ordinary Shares | 2024 extraordinary dividend
Dividends Payable [Line Items]
Annual Dividend per share		0.0825
Ordinary Shares | 2025 extraordinary dividend
Dividends Payable [Line Items]
Annual Dividend per share	0.11875
ADS
Dividends Payable [Line Items]
Annual Dividend per share	1.05	1	$ 1
ADS | 2024 extraordinary dividend
Dividends Payable [Line Items]
Annual Dividend per share		$ 0.66
ADS | 2025 extraordinary dividend
Dividends Payable [Line Items]
Annual Dividend per share	$ 0.95